Background Information (Details Narrative) - $ / shares	Dec. 31, 2025	Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Common stock, shares authorized	100	100
Common stock, shares issued	100	100
Common stock, shares outstanding	100	100
Common stock, par value	$ 0.001